Net Loss Per Share - Schedule of Common Stock Diluted Net Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Diluted Net Loss Per Share [Line Items]
Total	549,911	411,034	407,663	81,384
Shares subject to options to purchase common stock [Member]
Schedule of Common Stock Diluted Net Loss Per Share [Line Items]
Total	69,741	75,511	72,140	49,656
Shares subject to restricted stock units [Member]
Schedule of Common Stock Diluted Net Loss Per Share [Line Items]
Total	150,848
Shares subject to warrants to purchase common stock [Member]
Schedule of Common Stock Diluted Net Loss Per Share [Line Items]
Total	329,322	335,523	335,523	31,728